Cover	Feb. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2022
Entity File Number	001-41147
Entity Registrant Name	Fresh Vine Wine, Inc.
Entity Central Index Key	0001880343
Entity Tax Identification Number	87-3905007
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	505 Highway 169 North
Entity Address, Address Line Two	Suite 255
Entity Address, City or Town	Plymouth
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55441
City Area Code	(855)
Local Phone Number	766-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	VINE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false